Debt - Total Long-term Debt, Net of Debt Issuance Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 10, 2024	Dec. 31, 2023	Dec. 17, 2020
Debt Instrument [Line Items]
Total long-term debt	$ 1,391,548		$ 1,509,794
Less: Current portion	53,481		587,970
Long-term debt, net of current portion	$ 1,338,067		921,824
Senior Unsecured Notes | 1.000% Senior Unsecured Cash Convertible Notes due 2024
Debt Instrument [Line Items]
Stated interest rate	1.00%
Total long-term debt	$ 0		483,019
Senior Unsecured Notes | 0.000% Senior Unsecured Convertible Notes due 2027
Debt Instrument [Line Items]
Stated interest rate	0.00%			0.00%
Total long-term debt	$ 498,402		497,869
Senior Unsecured Notes | 2.500% Senior Unsecured Convertible Notes due 2031
Debt Instrument [Line Items]
Stated interest rate	2.50%	2.50%
Total long-term debt	$ 494,421		0
Private Placement | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Total long-term debt	15,050		120,956
Private Placement | German Private Placement (2022 Schuldschein)
Debt Instrument [Line Items]
Total long-term debt	$ 383,675		$ 407,950